Finance Receivables -- New Volume of TDR HFI & HFS Finance Receivables (Details)	3 Months Ended
	Mar. 31, 2016 USD ($) account	Mar. 31, 2015 USD ($) account
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 55,000,000	$ 15,000,000
Rate reduction	50,000,000	11,000,000
Other	4,000,000	3,000,000
Post-modification TDR net finance receivables	$ 54,000,000	$ 14,000,000
Number of TDR accounts | account	7,162	2,137
Personal Loans Held for sale
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 0	$ 0
Post-modification TDR net finance receivables	$ 0	$ 0
Number of TDR accounts | account	128	0
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.	$ 1,000,000
Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	1,000,000	$ 0
Post-modification TDR net finance receivables	$ 1,000,000	$ 0
Number of TDR accounts | account	19	9
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.		$ 1,000,000
Personal loans
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 50,000,000	9,000,000
Rate reduction	46,000,000	5,000,000
Other	3,000,000	3,000,000
Post-modification TDR net finance receivables	$ 49,000,000	$ 8,000,000
Number of TDR accounts | account	6,916	1,864
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.		$ 1,000,000
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 1,000,000	2,000,000
Rate reduction	1,000,000	2,000,000
Other	0	0
Post-modification TDR net finance receivables	$ 1,000,000	$ 2,000,000
Number of TDR accounts | account	157	195
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.	$ 1,000,000
Real estate loans
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	4,000,000	$ 4,000,000
Rate reduction	3,000,000	4,000,000
Other	1,000,000	0
Post-modification TDR net finance receivables	$ 4,000,000	$ 4,000,000
Number of TDR accounts | account	89	78
Total Finance Receivable Held for Sale
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 1,000,000	$ 0
Post-modification TDR net finance receivables	$ 1,000,000	$ 0
Number of TDR accounts | account	147	9